Other Financial Liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Categories of current financial liabilities [abstract]
Summary of Other Financial Liabilities

	September 30, 2023	September 30, 2022
Derivatives	6,925	10,125
Payable to seller	—	735
Other financial liabilities	160	—
Other current financial liabilities	7,085	10,860